Inventories (Tables)	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Inventories
Schedule of inventories

	May 31,	February 28,
(In thousands)	2013	2013

Crushed stone, agricultural lime, and sand	$74,945	$76,927
Safety equipment	16,499	16,057
Parts, tires, and supplies	11,373	11,331
Raw materials	10,856	9,247
Concrete blocks	3,654	4,210
Building materials	4,214	3,921
Other	3,271	3,451
	$124,812	$125,144

	February 28,	February 29,
(In thousands)	2013	2012
Crushed stone, agricultural lime, and sand	$76,927	$84,016
Safety equipment	16,057	16,901
Parts, tires, and supplies	11,331	11,313
Raw materials	9,247	9,400
Concrete blocks	4,210	4,547
Building materials	3,921	3,982
Other	3,451	2,036
	$125,144	$132,195